Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of provision for income tax
	2022	2021
Current:
Federal	$—	$—
State	2	3
Foreign	59	237
Total current	61	240

Deferred:
Federal	(82,419)	(48,017)
State	(38,560)	(49,894)
Foreign	11,056	(9,956)
Valuation allowance	109,923	107,867
Total deferred	—	—
Total provision	$61	$240

Schedule of components of losses before income taxes, by taxing jurisdiction
	2022	2021
U.S.	$(510,727)	$(408,520)
Foreign	(41,281)	(107,745)
Total	$(552,008)	$(516,265)

Schedule of federal corporate income tax rate
	2022	2021
Federal income tax expense	21.0%	21.0%
State income taxes (net of federal benefit)	5.3%	3.8%
Permanent differences	(1.0)%	(0.1)%
Fair value debt adjustments	(2.7)%	(4.5)%
Disallowed interest	(0.6)%	(0.4)%
Foreign tax rate difference	(0.1)%	(0.2)%
Return-to-provision adjustment	0.4%	(3.1)%
Uncertain tax benefit	(0.7)%	(0.4)
Expiration of tax attributes	(1.7)%	(1.7)%
State tax rate change on deferred taxes	-%	6.4
Valuation allowance	(19.9)%	(20.8)%
Effective tax rate	0.0%	0.0%

Schedule of deferred tax assets and deferred tax liabilities
	2022	2021
Deferred Tax Assets:
Net operating losses (“NOL”)	$347,733	$225,339
Research and development credits	4,239	4,240
Accrued liabilities	14,762	16,258
Construction in progress	-	-
Excess interest expense under section 163(j)	-	5,018
Capital losses	3,420	3,420
Amortization	11,284	12,176
Stock-based compensation	3,385	187
Other	897	1,714
Gross deferred tax assets	385,720	268,352
Valuation allowance	(366,349)	(256,413)
Deferred tax assets, net of valuation allowance	19,371	11,939
Deferred Tax Liabilities:
Depreciation	92	(573)
State taxes	(19,463)	(11,366)
Total deferred tax liabilities	(19,371)	(11,939)
Total net deferred tax assets (liabilities)	$-	$-

Schedule of unrecognized tax benefits
	2022	2021
Beginning balance	$4,997	$2,666
Increase related to current year tax positions	3,810	2,331
Ending balance	$8,807	$4,997

Schedule of valuation allowance
	2022	2021
Beginning balance	$256,413	$256,413
Increase related to current year tax positions	109,936	—
Ending balance	$366,349	$256,413